Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	34 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000244439 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%		6.58%
C000258373 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.89%	36.21%
S&P 500 Index ($17,500) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%		21.56%
S&P 500 Index ($13,415) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	23.98%